1

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2025 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 92.3%

AEROSPACE & DEFENSE – 1.3%

Babcock International Group PLC	9,801	$65,243

BAE Systems PLC	53,668	811,258

BWX Technologies, Inc.	4,889	552,115

General Dynamics Corp.	414	106,390

HEICO Corp.	78	18,637

HEICO Corp., Class A	25	4,758

Lockheed Martin Corp.	785	363,416

Northrop Grumman Corp.	982	478,499

Rheinmetall AG	660	516,010

TOTAL AEROSPACE & DEFENSE		$2,916,326

AIR FREIGHT & LOGISTICS – 0.5%

C.H. Robinson Worldwide, Inc.	208	20,694

DSV A/S	2,561	510,188

Expeditors International of Washington, Inc.	3,758	426,833

Sankyu, Inc.	1,617	57,753

SG Holdings Co. Ltd.	4,396	41,430

United Parcel Service, Inc., Class B	379	43,293

Yamato Holdings Co. Ltd.	7,355	88,098

TOTAL AIR FREIGHT & LOGISTICS		$1,188,289

AUTOMOBILE COMPONENTS – 0.7%

Aisin Corp.	6,135	69,397

Bridgestone Corp.	3,588	128,705

Continental AG	1,451	103,127

Fuyao Glass Industry Group Co. Ltd., Class H	50,060	338,062

Hankook Tire & Technology Co. Ltd.*	1,825	51,202

Hyundai Mobis Co. Ltd.	776	140,034

Koito Manufacturing Co. Ltd.	8,000	105,197

Nokian Renkaat OYJ	7,589	63,160

Stanley Electric Co. Ltd.	6,912	115,299

Sumitomo Rubber Industries Ltd.	6,879	80,189

Tachi-S Co. Ltd.	3,691	43,905

Tokai Rika Co. Ltd.	5,090	74,777

Toyoda Gosei Co. Ltd.	4,220	75,420

Toyota Boshoku Corp.	7,050	93,577

TS Tech Co. Ltd.	5,736	65,009

Valeo SE	6,420	71,563

TOTAL AUTOMOBILE COMPONENTS		$1,618,623

AUTOMOBILES – 1.4%

BYD Co. Ltd., Class H	2,672	93,895

Honda Motor Co. Ltd.	45,270	428,487

Isuzu Motors Ltd.	50,576	679,963

Mercedes-Benz Group AG	4,442	270,252

Nissan Motor Co. Ltd.	33,468	91,583

Renault SA	2,603	133,632

Subaru Corp.	6,769	117,912

Suzuki Motor Corp.	6,670	79,815

Tesla, Inc.*	1,718	695,103

Description	Number of Shares	Value

Toyota Motor Corp.	15,340	$290,992

Yadea Group Holdings Ltd.	30,986	51,458

Yamaha Motor Co. Ltd.	6,383	53,398

TOTAL AUTOMOBILES		$2,986,490

BANKS – 6.8%

77 Bank Ltd. (The)	2,680	82,227

ABN AMRO Bank NV	10,576	177,392

AIB Group PLC	22,560	132,657

Banco Bradesco SA, ADR	78,997	166,684

Bank of America Corp.	12,774	591,436

Bank of Ireland Group PLC	13,331	132,459

Bank of Nova Scotia (The)	9,488	485,449

Bank of Nova Scotia (The)	8,871	453,929

BNP Paribas SA	3,853	263,197

BPER Banca SpA	23,856	162,512

Chiba Bank Ltd. (The)	12,510	106,543

Dah Sing Financial Holdings Ltd.	11,085	39,572

DGB Financial Group, Inc.	9,562	60,449

DNB Bank ASA	19,326	410,497

Erste Group Bank AG	10,012	615,526

FinecoBank Banca Fineco SpA	96,954	1,840,687

First Citizens BancShares, Inc., Class A	184	405,663

HDFC Bank Ltd., ADR	19,642	1,191,091

HSBC Holdings PLC	44,271	462,372

ING Groep NV	12,374	205,667

JPMorgan Chase & Co.	3,172	847,876

Kasikornbank PCL	30,589	146,985

Kasikornbank PCL, NVDR	13,689	65,081

KB Financial Group, Inc.	3,261	204,306

KB Financial Group, Inc., ADR	2,541	158,736

KBC Group NV	5,220	400,415

Mebuki Financial Group, Inc.	19,128	84,575

Mitsubishi UFJ Financial Group, Inc.	42,026	531,478

Mizuho Financial Group, Inc.	12,218	336,433

Resona Holdings, Inc.	16,414	121,832

Royal Bank of Canada	4,699	572,862

Sberbank of Russia PJSC, ADR*,(1)	3,982	—

Security Bank Corp.	25,364	31,472

Shiga Bank Ltd. (The)	240	7,132

Shinhan Financial Group Co. Ltd., ADR	6,099	213,587

Societe Generale SA	9,178	297,092

Standard Chartered PLC	26,526	356,762

Sumitomo Mitsui Trust Group, Inc.	17,807	447,763

Tochigi Bank Ltd. (The)	13,440	25,174

Unicaja Banco SA	59,454	84,597

UniCredit SpA	10,084	463,090

Wells Fargo & Co.	15,938	1,255,914

TOTAL BANKS		$14,639,171

BEVERAGES – 1.4%

Ambev SA	64,239	122,453

Asahi Group Holdings Ltd.	21,250	230,166

January 31, 2025 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Brown-Forman Corp., Class B	4,117	$135,902

Cia Cervecerias Unidas SA	11,435	69,655

Coca-Cola Co. (The)	5,303	336,634

Coca-Cola Europacific Partners PLC	6	471

Coca-Cola Icecek AS	14,497	23,022

Diageo PLC	17,623	524,997

Embotelladora Andina SA, Class B, ADR	3,724	72,618

Heineken Holding NV	704	42,448

Heineken NV	8,225	571,454

Kirin Holdings Co. Ltd.	9,244	116,972

PepsiCo., Inc.	2,317	349,149

Pernod Ricard SA	3,132	357,703

Suntory Beverage & Food Ltd.	1,827	56,751

Tsingtao Brewery Co. Ltd., Class H	11,523	70,772

TOTAL BEVERAGES		$3,081,167

BIOTECHNOLOGY – 0.7%

Argenx SE, ADR*	554	362,942

Gilead Sciences, Inc.	4,344	422,237

Keymed Biosciences, Inc.*	8,208	31,254

Legend Biotech Corp., ADR*	1,204	45,872

United Therapeutics Corp.*	1,334	468,461

Zai Lab Ltd., ADR*	3,023	82,195

Zai Lab Ltd.*	6,645	18,045

TOTAL BIOTECHNOLOGY		$1,431,006

BROADLINE RETAIL – 2.1%

Alibaba Group Holding Ltd.	42,188	517,498

Alibaba Group Holding Ltd., ADR	5,395	533,242

Amazon.com, Inc.*	12,939	3,075,341

ASKUL Corp.	12,750	139,771

PDD Holdings, Inc., ADR*	1,892	211,734

Seria Co. Ltd.	2,610	44,803

TOTAL BROADLINE RETAIL		$4,522,389

BUILDING PRODUCTS – 0.6%

AGC, Inc.	2,686	77,597

Assa Abloy AB, Class B	9,432	288,962

AZEK Co., Inc. (The)*	3,387	173,516

Cie de Saint-Gobain SA	1,999	187,453

Geberit AG	158	88,127

Lennox International, Inc.	613	363,154

Trane Technologies PLC	363	131,678

TOTAL BUILDING PRODUCTS		$1,310,487

CAPITAL MARKETS – 4.1%

Ameriprise Financial, Inc.	170	92,371

Ares Management Corp., Class A	5,157	1,022,221

Blackrock, Inc.	205	220,478

Cboe Global Markets, Inc.	2	409

CME Group, Inc.	519	122,754

CSC Financial Co. Ltd., Class H	172,287	214,413

Deutsche Boerse AG	705	174,162

Hargreaves Lansdown PLC	629	8,572

Hong Kong Exchanges & Clearing Ltd.	10,283	402,473

Houlihan Lokey, Inc.	2,550	463,386

Interactive Brokers Group, Inc., Class A	1,888	410,527

Intercontinental Exchange, Inc.	957	152,957

Description	Number of Shares	Value

Intermediate Capital Group PLC	22,472	$654,805

Japan Exchange Group, Inc.	4,456	47,083

KKR & Co., Inc.	2,994	500,208

London Stock Exchange Group PLC	2,765	411,454

MarketAxess Holdings, Inc.	67	14,782

Moody’s Corp.	424	211,763

Morgan Stanley	4,465	618,090

Nasdaq, Inc.	7,121	586,343

Partners Group Holding AG	15	22,787

S&P Global, Inc.	2,620	1,366,094

Schroders PLC	5,080	22,184

T Rowe Price Group, Inc.	395	46,183

Tradeweb Markets, Inc., Class A	2,385	302,656

UBS Group AG	21,112	744,399

TOTAL CAPITAL MARKETS		$8,833,554

CHEMICALS – 2.0%

ADEKA Corp.	6,952	129,565

Aica Kogyo Co. Ltd.	5,282	110,214

Air Liquide SA	770	134,505

Asahi Kasei Corp.	8,422	57,199

BASF SE	3,861	186,014

China BlueChemical Ltd., Class H	103,766	29,100

Dow, Inc.	72	2,812

Ecolab, Inc.	296	74,056

Element Solutions, Inc.	9,119	235,361

EMS-Chemie Holding AG	45	31,855

Evonik Industries AG	7,620	143,087

FMC Corp.	4,804	267,967

Fuso Chemical Co. Ltd.	6,551	141,174

Givaudan SA	22	96,091

KH Neochem Co. Ltd.	12,302	166,243

Linde PLC	2,043	911,423

Lintec Corp.	4,678	87,476

LyondellBasell Industries NV, Class A	140	10,598

Mitsubishi Gas Chemical Co., Inc.	10,480	183,149

Nippon Shokubai Co. Ltd.	7,760	94,136

Nippon Soda Co. Ltd.	3,490	64,758

NOF Corp.	8,887	118,236

Sherwin-Williams Co. (The)	936	335,238

Shin-Etsu Chemical Co. Ltd.	10,261	318,114

Symrise AG	3,420	350,188

Valqua Ltd.	3,461	72,740

TOTAL CHEMICALS		$4,351,299

COMMERCIAL SERVICES & SUPPLIES – 1.5%

Aeon Delight Co. Ltd.	724	19,057

Cintas Corp.	2,654	532,313

Clean Harbors, Inc.*	2,982	694,806

Copart, Inc.*	18,691	1,082,770

Prosegur Cia de Seguridad SA	19,225	36,050

Secom Co. Ltd.	3,392	114,145

Waste Connections, Inc.	3,669	674,252

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,153,393

COMMUNICATIONS EQUIPMENT – 1.0%

Arista Networks, Inc.*	5,552	639,757

Cisco Systems, Inc.	10,228	619,817

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Motorola Solutions, Inc.	1,212	$568,731

Nokia OYJ	36,011	169,808

Telefonaktiebolaget LM Ericsson, Class B	20,580	154,965

TOTAL COMMUNICATIONS EQUIPMENT		$2,153,078

CONSTRUCTION & ENGINEERING – 0.2%

Bouygues SA	1,195	37,985

Chiyoda Corp.*	7,411	14,410

Ferrovial SE	402	17,159

Fugro NV	1,822	29,082

Implenia AG	473	18,050

JGC Holdings Corp.	15,475	129,929

Obayashi Corp.	5,787	77,720

Vinci SA	388	41,987

TOTAL CONSTRUCTION & ENGINEERING		$366,322

CONSTRUCTION MATERIALS – 0.4%

Heidelberg Materials AG	1,576	221,768

Holcim AG*	4,715	472,556

Imerys SA	1,562	43,053

Semen Indonesia Persero Tbk PT	324,764	55,900

Taiheiyo Cement Corp.	3,216	80,996

Vicat SACA	1,145	47,753

TOTAL CONSTRUCTION MATERIALS		$922,026

CONSUMER FINANCE – 0.8%

American Express Co.	3,528	1,119,964

Credit Acceptance Corp.*	839	426,019

Marui Group Co. Ltd.	6,088	101,444

Vanquis Banking Group PLC	12,178	7,893

TOTAL CONSUMER FINANCE		$1,655,320

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.3%

Atacadao SA	51,275	54,486

Carrefour SA	10,229	145,737

Casey’s General Stores, Inc.	363	153,102

Costco Wholesale Corp.	271	265,547

J Sainsbury PLC	25,359	79,646

Koninklijke Ahold Delhaize NV	4,450	157,750

Performance Food Group Co.*	12,193	1,101,150

Tesco PLC	90	414

Tsuruha Holdings, Inc.	1,812	110,900

U.S. Foods Holding Corp.*	6,671	473,174

Walmart, Inc.	2,017	197,989

TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		$2,739,895

CONTAINERS & PACKAGING – 0.4%

Amcor PLC	30,195	293,496

Ball Corp.	3,436	191,385

Packaging Corp. of America	120	25,519

Silgan Holdings, Inc.	5,791	318,621

TOTAL CONTAINERS & PACKAGING		$829,021

DISTRIBUTORS – 0.2%

Genuine Parts Co.	247	28,714

LKQ Corp.	9,172	342,941

TOTAL DISTRIBUTORS		$371,655

Description	Number of Shares	Value

DIVERSIFIED REITS – 0.1%

British Land Co. PLC (The)	14,145	$65,790

Land Securities Group PLC	14,297	103,109

DIVERSIFIED REITS		$168,899

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%

BT Group PLC	85,497	149,847

China Tower Corp. Ltd., Class H	889,051	128,061

Deutsche Telekom AG	950	31,872

Elisa OYJ	872	37,535

Koninklijke KPN NV	98,410	356,099

KT Corp., ADR	9,553	165,553

LG Uplus Corp.	13,088	90,184

Nippon Telegraph & Telephone Corp.	240,793	237,049

Orange Polska SA	33,132	64,913

Orange SA	29,204	314,075

Proximus SADP	7,541	41,777

Swisscom AG	157	88,350

Telefonica Brasil SA	16,866	149,495

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$1,854,810

ELECTRIC UTILITIES – 0.4%

Duke Energy Corp.	4,041	452,552

Edison International	3,429	185,166

Enel Americas SA	783,067	70,459

Iberdrola SA	13,207	186,636

Redeia Corp. SA	2,480	41,716

TOTAL ELECTRIC UTILITIES		$936,529

ELECTRICAL EQUIPMENT – 0.2%

AMETEK, Inc.	410	75,670

Cosel Co. Ltd.	3,894	25,610

Legrand SA	1,146	116,838

Schneider Electric SE	477	120,979

Toyo Tanso Co. Ltd.	2,107	53,891

Ushio, Inc.	9,857	132,157

Zumtobel Group AG	1,696	8,698

TOTAL ELECTRICAL EQUIPMENT		$533,843

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.3%

Alps Alpine Co. Ltd.	4,435	44,348

Amphenol Corp., Class A	2,128	150,620

Canon Marketing Japan, Inc.	2,388	78,426

CDW Corp.	1,738	346,105

Flex Ltd.*	9,909	412,710

Halma PLC	2,301	86,199

Horiba Ltd.	1,180	73,955

Jabil, Inc.	3,925	637,459

Keyence Corp.	1,740	749,433

Koa Corp.	4,162	26,379

Maxell Ltd.	5,121	65,983

Nichicon Corp.	15,816	111,556

Nippon Chemi-Con Corp.*	3,201	20,617

PAX Global Technology Ltd.	29,133	17,935

Shimadzu Corp.	3,252	94,337

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$2,916,062

January 31, 2025 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

ENERGY EQUIPMENT & SERVICES – 0.0%**

Trican Well Service Ltd.	5,906	$18,774

ENTERTAINMENT – 1.0%

Avex, Inc.	3,830	35,583

Live Nation Entertainment, Inc.*	3,252	470,499

NetEase, Inc., ADR	76	7,817

NetEase, Inc.	19,591	402,697

Netflix, Inc.*	693	676,895

Nintendo Co. Ltd.	2,773	181,922

Universal Music Group NV	2,112	58,908

Walt Disney Co. (The)	2,921	330,248

TOTAL ENTERTAINMENT		$2,164,569

FINANCIAL SERVICES – 1.7%

Berkshire Hathaway, Inc., Class B*	1,532	718,003

Corpay, Inc.*	715	272,050

Equitable Holdings, Inc.	4,052	220,510

Fiserv, Inc.*	571	123,359

Groupe Bruxelles Lambert NV	524	36,376

Investor AB, Class B	591	16,829

Mastercard, Inc., Class A	1,813	1,006,995

Mitsubishi HC Capital, Inc.	11,079	73,676

Visa, Inc., Class A	3,459	1,182,286

TOTAL FINANCIAL SERVICES		$3,650,084

FOOD PRODUCTS – 1.0%

Astral Foods Ltd.	4,440	42,174

China Mengniu Dairy Co. Ltd.	29,589	59,314

Chocoladefabriken Lindt & Spruengli AG	33	379,074

Danone SA	634	44,408

Hershey Co. (The)	193	28,805

JDE Peet’s NV	543	9,484

Kellanova	187	15,284

Kerry Group PLC, Class A	509	52,270

Kraft Heinz Co. (The)	1,473	43,954

M Dias Branco SA	21,770	85,939

MEIJI Holdings Co. Ltd.	223	4,488

Mondelez International, Inc., Class A	1,348	78,171

Nestle SA	6,402	543,790

Nissin Foods Holdings Co. Ltd.	1,506	33,674

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	290,313	18,482

Tate & Lyle PLC	11,804	96,217

Thai Union Group PCL, Class F	153,102	54,032

Tyson Foods, Inc., Class A	5,493	310,300

Ulker Biskuvi Sanayi AS*	22,184	74,505

WH Group Ltd.	136,289	106,318

Yakult Honsha Co. Ltd.	769	14,045

TOTAL FOOD PRODUCTS		$2,094,728

GAS UTILITIES – 0.9%

Atmos Energy Corp.	11,612	1,654,826

ENN Energy Holdings Ltd.	7,015	47,751

Kunlun Energy Co. Ltd.	183,126	174,855

Osaka Gas Co. Ltd.	651	12,799

Snam SpA	437	2,021

TOTAL GAS UTILITIES		$1,892,252

Description	Number of Shares	Value

GROUND TRANSPORTATION – 1.5%

Ayvens SA	10,495	$77,320

Canadian National Railway Co.	7,007	731,966

DiDi Global, Inc., ADR*	38,928	181,015

East Japan Railway Co.	2,210	39,345

Knight-Swift Transportation Holdings, Inc.	7,964	454,665

Old Dominion Freight Line, Inc.	4,027	747,452

TFI International, Inc.	1,734	228,527

Tokyu Corp.	1,277	14,574

Uber Technologies, Inc.*	8,176	546,566

U-Haul Holding Co.	2,749	177,970

West Japan Railway Co.	400	7,358

TOTAL GROUND TRANSPORTATION		$3,206,758

HEALTH CARE EQUIPMENT & SUPPLIES – 1.5%

Abbott Laboratories	4,488	574,150

Boston Scientific Corp.*	6,431	658,277

Coloplast A/S, Class B	760	87,527

Hoya Corp.	5,125	688,216

IDEXX Laboratories, Inc.*	261	110,155

Koninklijke Philips NV*	8,541	235,409

Medtronic PLC	411	37,327

Paramount Bed Holdings Co. Ltd.	2,291	41,375

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	143,536	89,580

Siemens Healthineers AG	725	41,148

Stryker Corp.	1,960	766,929

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$3,330,093

HEALTH CARE PROVIDERS & SERVICES – 2.5%

Alfresa Holdings Corp.	5,535	75,768

BML, Inc.	2,290	41,979

Cencora, Inc.	2,239	569,176

CVS Health Corp.	317	17,904

Elevance Health, Inc.	1,058	418,651

Fresenius SE & Co. KGaA*	4,994	191,098

HCA Healthcare, Inc.	2,064	680,934

Molina Healthcare, Inc.*	2,768	859,215

Netcare Ltd.	90,876	68,961

Sinopharm Group Co. Ltd., Class H	25,000	66,118

UnitedHealth Group, Inc.	4,652	2,523,664

TOTAL HEALTH CARE PROVIDERS & SERVICES		$5,513,468

HEALTH CARE REITS – 0.2%

Welltower, Inc.	3,388	462,394

HEALTH CARE TECHNOLOGY – 0.0%**

M3, Inc.	8,702	78,980

HOTELS, RESTAURANTS & LEISURE – 2.1%

Choice Hotels International, Inc.	2,057	303,058

Compass Group PLC	17,651	608,154

Darden Restaurants, Inc.	2,434	475,214

DraftKings, Inc., Class A*	4,120	172,834

Evolution AB	146	11,201

Flutter Entertainment PLC*	1,890	506,844

Galaxy Entertainment Group Ltd.	14,292	62,193

La Francaise des Jeux SACA	642	24,395

Marriott International, Inc., Class A	1,480	430,073

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

McDonald’s Corp.	3,099	$894,681

McDonald’s Holdings Co. Japan Ltd.	1,186	44,721

Meituan, Class B*	30,952	589,096

Starbucks Corp.	1,481	159,474

Trip.com Group Ltd., ADR*	3,180	223,141

Yum! Brands, Inc.	499	65,119

TOTAL HOTELS, RESTAURANTS & LEISURE		$4,570,198

HOUSEHOLD DURABLES – 1.1%

Coway Co. Ltd.*	1,819	96,227

Crest Nicholson Holdings PLC	19,513	43,237

Garmin Ltd.	272	58,711

Lennar Corp., Class A	1,282	168,250

Nikon Corp.	4,725	50,621

NVR, Inc.*	99	793,602

Rinnai Corp.	4,350	95,886

Sekisui House Ltd.	4,951	113,789

Sony Group Corp.	42,328	934,151

TOTAL HOUSEHOLD DURABLES		$2,354,474

HOUSEHOLD PRODUCTS – 1.3%

Henkel AG & Co. KGaA	655	50,597

Kimberly-Clark de Mexico SAB de CV, Class A	48,979	73,012

Procter & Gamble Co. (The)	3,853	639,559

Reckitt Benckiser Group PLC	28,379	1,876,669

Unicharm Corp.	10,290	80,363

TOTAL HOUSEHOLD PRODUCTS		$2,720,200

INDUSTRIAL CONGLOMERATES – 0.5%

3M Co.	700	106,540

CK Hutchison Holdings Ltd.	20,935	105,422

Hikari Tsushin, Inc.	378	86,346

Honeywell International, Inc.	2,468	552,141

Sekisui Chemical Co. Ltd.	8,486	140,635

Smiths Group PLC	2,176	55,423

TOTAL INDUSTRIAL CONGLOMERATES		$1,046,507

INDUSTRIAL REITS – 0.1%

LaSalle Logiport REIT	139	128,453

INSURANCE – 5.9%

Admiral Group PLC	1,143	38,188

Ageas SA	3,751	193,227

AIA Group Ltd.	187,591	1,318,792

Allianz SE	2,410	785,820

Arthur J. Gallagher & Co.	2,914	879,503

AXA SA	15,371	583,132

Baloise Holding AG	39	7,116

Beazley PLC	35,729	368,914

Brown & Brown, Inc.	430	45,004

China Pacific Insurance Group Co. Ltd., Class H	92,873	276,649

China Reinsurance Group Corp., Class H	649,921	67,849

Chubb Ltd.	1,420	386,070

Dai-ichi Life Holdings, Inc.	8,436	230,347

Erie Indemnity Co., Class A	29	11,685

Gjensidige Forsikring ASA	726	14,887

Globe Life, Inc.	8,176	998,208

Intact Financial Corp.	7,781	1,382,093

Japan Post Holdings Co. Ltd.	6,526	68,158

Description	Number of Shares	Value

Japan Post Insurance Co. Ltd.	5,320	$103,674

Markel Group, Inc.*	339	619,956

Marsh & McLennan Cos., Inc.	2,992	648,905

MS&AD Insurance Group Holdings, Inc.	18,947	392,845

Muenchener Rueckversicherungs AG	299	162,068

NN Group NV	3,744	171,836

Old Mutual Ltd.	138,156	91,434

PICC Property & Casualty Co. Ltd., Class H	213,487	346,859

Progressive Corp. (The)	2,409	593,674

Prudential PLC	25,186	209,596

Sampo OYJ, Class A	1,861	76,823

Swiss Life Holding AG	32	26,126

T&D Holdings, Inc.	20,018	380,839

Talanx AG	8,142	691,588

Tokio Marine Holdings, Inc.	13,108	432,346

Tongyang Life Insurance Co. Ltd.	3,703	11,777

Travelers Cos., Inc. (The)	47	11,523

Tryg A/S	2,129	43,130

Zurich Insurance Group AG	304	184,213

TOTAL INSURANCE		$12,854,854

INTERACTIVE MEDIA & SERVICES – 3.3%

Alphabet, Inc., Class A	17,735	3,618,295

Alphabet, Inc., Class C	3,194	656,686

Baidu, Inc., Class A*	9,533	107,785

Meta Platforms, Inc., Class A	2,098	1,445,899

Scout24 SE	166	16,142

Tencent Holdings Ltd.	24,300	1,278,550

TOTAL INTERACTIVE MEDIA & SERVICES		$7,123,357

IT SERVICES – 2.2%

Accenture PLC, Class A	2,370	912,332

Alten SA	986	90,697

BIPROGY Inc	3,860	119,269

Capgemini SE	4,981	905,129

Cognizant Technology Solutions Corp., Class A	6,625	547,291

Future Corp.	8,362	97,815

Gartner, Inc.*	1,076	584,085

GoDaddy, Inc., Class A*	2,208	469,531

International Business Machines Corp.	893	228,340

Nomura Research Institute Ltd.	498	16,826

Obic Co. Ltd.	3,700	110,502

Otsuka Corp.	3,131	70,588

SCSK Corp.	2,147	47,537

TIS, Inc.	2,383	52,691

Wix.com Ltd.*	2,111	504,297

TOTAL IT SERVICES		$4,756,930

LEISURE PRODUCTS – 0.2%

Bandai Namco Holdings, Inc.	4,380	108,642

Roland Corp.	3,051	77,695

Sega Sammy Holdings, Inc.	10,046	194,440

Shimano, Inc.	324	45,465

Yamaha Corp.	8,610	60,893

TOTAL LEISURE PRODUCTS		$487,135

LIFE SCIENCES TOOLS & SERVICES – 0.7%

Agilent Technologies, Inc.	408	61,820

January 31, 2025 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Danaher Corp.	3,019	$672,452

ICON PLC*	3,249	646,811

Mettler-Toledo International, Inc.*	81	110,520

Thermo Fisher Scientific, Inc.	91	54,395

WuXi AppTec Co. Ltd., Class H	9,518	67,743

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,613,741

MACHINERY – 2.8%

Alfa Laval AB	140	6,241

Amada Co. Ltd.	4,940	51,008

Atlas Copco AB, Class A	601	10,040

Atlas Copco AB, Class B	1,736	25,808

Daimler Truck Holding AG	4,597	202,440

Deere & Co.	1,385	660,036

Dover Corp.	244	49,698

Duerr AG	2,587	63,720

Fortive Corp.	2,128	173,070

Fuji Corp.	7,122	107,548

Graco, Inc.	2,766	232,814

Hino Motors Ltd.*	13,342	43,635

Hisaka Works Ltd.	2,040	13,824

IDEX Corp.	1,431	320,988

Kone OYJ, Class B	11,422	591,214

Kubota Corp.	14,790	185,516

Makita Corp.	1,841	54,443

MISUMI Group, Inc.	11,350	181,663

Nachi-Fujikoshi Corp.	2,303	49,147

Nordson Corp.	97	21,361

OKUMA Corp.	4,270	96,313

OSG Corp.	11,376	125,903

Otis Worldwide Corp.	4,318	412,024

PACCAR, Inc.	5,544	614,719

Rational AG	32	28,436

Schindler Holding AG	148	41,623

Schindler Holding AG	256	73,973

SKF AB, Class B	6,695	135,224

SMC Corp.	321	121,462

Snap-on, Inc.	93	33,029

Spirax Group PLC	464	46,132

Stanley Black & Decker, Inc.	199	17,526

Sumitomo Heavy Industries Ltd.	3,820	78,722

Tadano Ltd.	8,060	59,726

Techtronic Industries Co. Ltd.	27,000	363,126

THK Co. Ltd.	6,183	152,511

Toyota Industries Corp.	813	67,834

Tsubakimoto Chain Co.	3,755	46,137

Volvo AB, Class B	19,971	550,269

TOTAL MACHINERY		$6,108,903

MARINE TRANSPORTATION – 0.0%**

Kuehne + Nagel International AG	57	12,952

MEDIA – 0.9%

Dentsu Group, Inc.	6,030	139,697

Hakuhodo DY Holdings, Inc.	9,740	72,313

Havas NV*	36,677	57,796

Megacable Holdings SAB de CV	27,326	53,407

Metropole Television SA	3,539	45,523

Description	Number of Shares	Value

Nippon Television Holdings, Inc.	6,399	$118,127

Omnicom Group, Inc.	5,019	435,599

Publicis Groupe SA	6,061	644,599

RTL Group SA	1,731	52,896

Television Francaise 1 SA	8,160	64,345

TV Asahi Holdings Corp.	5,419	85,670

WPP PLC	19,113	181,691

TOTAL MEDIA		$1,951,663

METALS & MINING – 0.8%

Anglo American PLC	3,806	111,444

ARE Holdings, Inc.	8,215	101,605

Barrick Gold Corp.	7,411	121,158

BHP Group Ltd., ADR	4,219	207,364

Dowa Holdings Co. Ltd.	3,190	95,000

Endeavour Mining PLC	3,572	73,463

Ferrexpo PLC*	35,286	48,230

Fresnillo PLC	11,155	95,480

Maruichi Steel Tube Ltd.	2,387	51,901

Neturen Co. Ltd.	3,925	25,278

Norsk Hydro ASA	3,232	19,062

OceanaGold Corp.	5,683	16,970

Rio Tinto PLC	10,719	645,519

Yamato Kogyo Co. Ltd.	1,528	75,614

TOTAL METALS & MINING		$1,688,088

MULTI-UTILITIES – 1.3%

Engie SA	89,050	1,470,027

National Grid PLC	37,410	453,830

Sempra	11,079	918,782

TOTAL MULTI-UTILITIES		$2,842,639

OFFICE REITS – 0.1%

Japan Real Estate Investment Corp.	85	59,884

Nippon Building Fund, Inc.	105	83,565

TOTAL OFFICE REITS		$143,449

OIL, GAS & CONSUMABLE FUELS – 3.0%

BP PLC	60,702	314,029

Chevron Corp.	156	23,274

Coterra Energy, Inc.	39,502	1,094,995

Diamondback Energy, Inc.	1,698	279,083

Enbridge, Inc.	9,735	420,989

Eni SpA	28,048	394,872

Equinor ASA	23,794	573,049

Exxon Mobil Corp.	1,631	174,240

OMV AG	928	38,215

ONEOK, Inc.	5,607	544,832

Shell PLC	32,033	1,051,796

Targa Resources Corp.	2,182	429,418

TotalEnergies SE	19,722	1,142,538

Ultrapar Participacoes SA	23,268	65,973

Williams Cos., Inc. (The)	1,177	65,241

TOTAL OIL, GAS & CONSUMABLE FUELS		$6,612,544

PAPER & FOREST PRODUCTS – 0.1%

Mondi PLC	8,891	138,395

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

UPM-Kymmene OYJ	2,212	$65,231

TOTAL PAPER & FOREST PRODUCTS		$203,626

PASSENGER AIRLINES – 0.2%

Delta Air Lines, Inc.	4,855	326,596

easyJet PLC	18,805	118,777

Japan Airlines Co. Ltd.	3,977	65,253

TOTAL PASSENGER AIRLINES		$510,626

PERSONAL CARE PRODUCTS – 1.0%

Beiersdorf AG	612	81,869

Haleon PLC	98,541	459,321

Kao Corp.	1,416	56,148

L’Oreal SA	116	43,040

Unilever PLC, ADR	7,279	417,669

Unilever PLC	21,133	1,210,436

TOTAL PERSONAL CARE PRODUCTS		$2,268,483

PHARMACEUTICALS – 4.7%

Almirall SA	6,270	61,577

Astellas Pharma, Inc.	26,076	252,782

AstraZeneca PLC	8,160	1,145,465

AstraZeneca PLC, ADR	3,617	255,939

Chugai Pharmaceutical Co. Ltd.	7,964	343,368

Daiichi Sankyo Co. Ltd.	8,472	236,203

Eisai Co. Ltd.	889	26,334

Eli Lilly & Co.	1,172	950,586

Genomma Lab Internacional SAB de CV, Class B	55,522	75,478

GSK PLC	25,457	443,451

Johnson & Johnson	3,396	516,701

Kissei Pharmaceutical Co. Ltd.	573	14,592

Kyowa Kirin Co. Ltd.	3,568	53,169

Merck & Co., Inc.	9,929	981,184

Merck KGaA	3,415	515,503

Novartis AG	13,986	1,464,010

Novo Nordisk A/S, Class B	1,183	99,874

Ono Pharmaceutical Co. Ltd.	10,118	105,261

Otsuka Holdings Co. Ltd.	951	49,659

Pfizer, Inc.	28,793	763,590

Roche Holding AG	1,502	472,187

Roche Holding AG	25	8,314

Sanofi SA	2,091	227,254

Shionogi & Co. Ltd.	10,522	154,717

Takeda Pharmaceutical Co. Ltd.	10,468	281,589

Zoetis, Inc.	3,768	643,951

TOTAL PHARMACEUTICALS		$10,142,738

PROFESSIONAL SERVICES – 1.3%

Adecco Group AG	3,359	79,963

Automatic Data Processing, Inc.	1,876	568,447

dip Corp.	6,907	103,040

en Japan, Inc.	4,614	59,741

Experian PLC	12,537	617,569

Hays PLC	57,542	54,343

Intertek Group PLC	851	53,671

Open Up Group, Inc.	5,542	67,326

Pagegroup PLC	9,887	39,966

Description	Number of Shares	Value

Paychex, Inc.	575	$84,910

Persol Holdings Co. Ltd.	98,750	150,449

Randstad NV	2,933	126,618

Recruit Holdings Co. Ltd.	1,584	110,551

RELX PLC	4,052	201,208

SGS SA	745	72,368

SThree PLC	5,269	16,546

TechnoPro Holdings, Inc.	7,298	145,672

Transcosmos, Inc.	2,120	43,838

Wolters Kluwer NV	970	176,212

TOTAL PROFESSIONAL SERVICES		$2,772,438

REAL ESTATE INVESTMENT TRUSTS – 0.0%**

Gecina SA	278	27,140

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.4%

CK Asset Holdings Ltd.	25,167	105,159

Daito Trust Construction Co. Ltd.	1,941	207,983

Daiwa House Industry Co. Ltd.	126	3,969

KE Holdings, Inc., ADR	7,440	129,679

Mitsubishi Estate Co. Ltd.	21,453	311,734

Swiss Prime Site AG	466	53,199

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$811,723

RESIDENTIAL REITS – 0.0%**

AvalonBay Communities, Inc.	10	2,215

Camden Property Trust	188	21,377

Equity Residential	71	5,015

UDR, Inc.	554	23,124

TOTAL RESIDENTIAL REITS		$51,731

RETAIL REITS – 0.2%

Simon Property Group, Inc.	2,953	513,409

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.0%

ams-OSRAM AG*	3,471	25,762

ASM Pacific Technology Ltd.	1,646	15,200

ASML Holding NV	423	312,920

Broadcom, Inc.	4,549	1,006,557

Disco Corp.	532	153,973

Marvell Technology, Inc.	3,577	403,700

MediaTek, Inc.	10,249	443,854

Miraial Co. Ltd.	1,460	11,674

NVIDIA Corp.	25,625	3,076,794

NXP Semiconductors NV	1,297	270,489

Optorun Co. Ltd.	9,712	113,118

QUALCOMM, Inc.	1,812	313,349

Rohm Co. Ltd.	20,843	198,503

Taiwan Semiconductor Manufacturing Co. Ltd.	13,550	452,205

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,744	574,374

Texas Instruments, Inc.	5,670	1,046,739

Tokyo Electron Ltd.	656	110,657

Tokyo Seimitsu Co. Ltd.	1,713	81,102

Ulvac, Inc.	1,745	68,628

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$8,679,598

SOFTWARE – 4.4%

ANSYS, Inc.*	155	54,328

January 31, 2025 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Cadence Design Systems, Inc.*	471	$140,179

Constellation Software, Inc.	633	2,070,156

Dassault Systemes SE	2,937	114,666

Intuit, Inc.	887	533,539

Lumine Group, Inc.*	954	25,305

Manhattan Associates, Inc.*	108	22,528

Microsoft Corp.	12,837	5,328,125

Nemetschek SE	186	22,224

Oracle Corp. Japan	268	24,466

PTC, Inc.*	3,855	745,865

Roper Technologies, Inc.	128	73,683

Sage Group PLC (The)	2,462	40,917

Synopsys, Inc.*	271	142,405

Topicus.com, Inc.	426	39,978

Trend Micro, Inc.*	835	49,466

Tyler Technologies, Inc.*	75	45,123

TOTAL SOFTWARE		$9,472,953

SPECIALIZED REITS – 0.8%

American Tower Corp.	2,495	461,450

Crown Castle, Inc.	3,963	353,817

Equinix, Inc.	503	459,571

Millrose Properties, Inc., Class A*	641	7,089

Public Storage	1,320	393,994

TOTAL SPECIALIZED REITS		$1,675,921

SPECIALTY RETAIL – 1.4%

ABC-Mart, Inc.	2,662	55,561

Adastria Co. Ltd.	2,738	58,515

CarMax, Inc.*	2,160	184,983

CECONOMY AG*	4,593	14,199

Home Depot, Inc. (The)	1,010	416,100

Industria de Diseno Textil SA	7,741	420,186

Kingfisher PLC	32,598	99,034

Lojas Renner SA	47,077	110,200

O’Reilly Automotive, Inc.*	711	920,333

Shimamura Co. Ltd.	1,451	82,563

TJX Cos., Inc. (The)	4,832	602,985

Xebio Holdings Co. Ltd.	4,788	38,777

ZOZO, Inc.	1,856	60,881

TOTAL SPECIALTY RETAIL		$3,064,317

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 2.3%

Apple, Inc.	20,319	4,795,284

Brother Industries Ltd.	1,351	23,805

Canon, Inc.	2,486	80,121

Catcher Technology Co. Ltd.	3,296	19,795

FUJIFILM Holdings Corp.	596	13,131

HP, Inc.	1,733	56,322

Quadient SA	2,630	49,764

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$5,038,222

TEXTILES, APPAREL & LUXURY GOODS – 0.5%

Burberry Group PLC	7,138	104,324

Deckers Outdoor Corp.*	270	47,887

Hermes International SCA	52	146,258

Lululemon Athletica, Inc.*	202	83,668

NIKE, Inc., Class B	5,474	420,951

Description	Number of Shares	Value

Swatch Group AG – BR (The)	739	$136,908

Yue Yuen Industrial Holdings Ltd.	29,223	62,279

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,002,275

TOBACCO – 1.4%

British American Tobacco PLC	28,039	1,112,474

Japan Tobacco, Inc.	4,613	117,520

Philip Morris International, Inc.	13,529	1,761,476

TOTAL TOBACCO		$2,991,470

TRADING COMPANIES & DISTRIBUTORS – 1.9%

AerCap Holdings NV	9,805	937,358

Brenntag SE	9,152	575,843

Bunzl PLC	1,647	70,107

Fastenal Co.	3,524	258,098

ITOCHU Corp.	18,109	833,812

Marubeni Corp.	6,926	102,973

MonotaRO Co. Ltd.	495	8,528

RS Group PLC	124,975	1,005,530

Sumitomo Corp.	5,364	116,293

Toyota Tsusho Corp.	5,614	94,819

Travis Perkins PLC	9,215	81,082

WW Grainger, Inc.	78	82,888

TOTAL TRADING COMPANIES & DISTRIBUTORS		$4,167,331

WIRELESS TELECOMMUNICATION SERVICES – 0.8%

America Movil SAB de CV, Series B	151,713	106,526

Empresa Nacional de Telecomunicaciones SA	14,186	44,817

KDDI Corp.	20,087	669,219

MTN Group Ltd.	20,003	122,698

SoftBank Corp.	121,781	156,642

T-Mobile US, Inc.	2,836	660,703

VEON Ltd., ADR*	1,178	53,069

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,813,674

TOTAL COMMON STOCKS (Cost $ 147,873,338)		$200,115,516

EXCHANGE-TRADED FUNDS – 0.1%

EQUITY FUNDS – 0.1%

iShares Core MSCI EAFE ETF	1,578	116,109

TOTAL EXCHANGE-TRADED FUNDS (Cost $ 105,931)		$116,109

PREFERRED STOCKS – 0.2%

CONSUMER DISCRETIONARY – 0.2%

Bayerische Motoren Werke AG 6.88%	371	28,190

Raizen SA 1.46%	193,900	63,040

Volkswagen AG 9.62%	2,097	213,822

TOTAL CONSUMER DISCRETIONARY		$305,052

CONSUMER STAPLES – 0.0%**

Henkel AG & Co. KGaA 2.21%	980	85,636

MATERIALS – 0.0%**

Fuchs SE 2.73%	1,409	64,043

TOTAL PREFERRED STOCKS (Cost $ 489,073)		$454,731

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

WARRANTS – 0.0%**

Constellation Software, Inc., Expire 03/31/40*,(1)	905	$—

TOTAL WARRANTS (Cost $ –)		$—

MONEY MARKET FUND – 4.1%

Dreyfus Government Cash Management Fund, Institutional Shares 4.26%^	8,931,928	8,931,928

TOTAL MONEY MARKET FUND (Cost $ 8,931,928)		$8,931,928

TOTAL INVESTMENTS – 96.7% (COST $ 157,400,270)		$209,618,284

OTHER ASSETS LESS LIABILITIES – 3.3%		7,157,388

TOTAL NET ASSETS – 100.0%		$216,775,672

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$1,523,815	$1,392,511	$—		$2,916,326

Air Freight & Logistics	490,820	697,469	—		1,188,289

Automobile Components	—	1,618,623	—		1,618,623

Automobiles	695,103	2,291,387	—		2,986,490

Banks	6,343,227	8,295,944	—	(a)	14,639,171

Beverages	1,086,882	1,994,285	—		3,081,167

Biotechnology	1,381,707	49,299	—		1,431,006

Broadline Retail	3,820,317	702,072	—		4,522,389

Building Products	668,348	642,139	—		1,310,487

Capital Markets	6,131,222	2,702,332	—		8,833,554

Chemicals	1,837,455	2,513,844	—		4,351,299

Commercial Services & Supplies	2,984,141	169,252	—		3,153,393

Communications Equipment	1,828,305	324,773	—		2,153,078

Construction & Engineering	—	366,322	—		366,322

Construction Materials	—	922,026	—		922,026

Consumer Finance	1,545,983	109,337	—		1,655,320

Consumer Staples Distribution & Retail	2,245,448	494,447	—		2,739,895

Containers & Packaging	829,021	—	—		829,021

Distributors	371,655	—	—		371,655

Diversified REITs	—	168,899	—		168,899

Diversified Telecommunication Services	315,048	1,539,762	—		1,854,810

Electric Utilities	708,177	228,352	—		936,529

Electrical Equipment	75,670	458,173	—		533,843

Electronic Equipment, Instruments & Components	1,546,894	1,369,168	—		2,916,062

Energy Equipment & Services	18,774	—	—		18,774

Entertainment	1,485,459	679,110	—		2,164,569

Financial Services	3,523,203	126,881	—		3,650,084

Food Products	562,453	1,532,275	—		2,094,728

Gas Utilities	1,654,826	237,426	—		1,892,252

Ground Transportation	3,068,161	138,597	—		3,206,758

January 31, 2025 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3		Total

Health Care Equipment & Supplies	$2,146,838	$1,183,255	$—		$3,330,093

Health Care Providers & Services	5,069,544	443,924	—		5,513,468

Health Care REITs	462,394	—	—		462,394

Health Care Technology	—	78,980	—		78,980

Hotels, Restaurants & Leisure	2,723,594	1,846,604	—		4,570,198

Household Durables	1,020,563	1,333,911	—		2,354,474

Household Products	712,571	2,007,629	—		2,720,200

Industrial Conglomerates	658,681	387,826	—		1,046,507

Industrial REITs	—	128,453	—		128,453

Insurance	5,576,621	7,278,233	—		12,854,854

Interactive Media & Services	5,720,880	1,402,477	—		7,123,357

IT Services	3,245,876	1,511,054	—		4,756,930

Leisure Products	—	487,135	—		487,135

Life Sciences Tools & Services	1,545,998	67,743	—		1,613,741

Machinery	2,535,265	3,573,638	—		6,108,903

Marine Transportation	—	12,952	—		12,952

Media	546,802	1,404,861	—		1,951,663

Metals & Mining	418,955	1,269,133	—		1,688,088

Multi-Utilities	918,782	1,923,857	—		2,842,639

Office REITs	—	143,449	—		143,449

Oil, Gas & Consumable Fuels	3,098,045	3,514,499	—		6,612,544

Paper & Forest Products	—	203,626	—		203,626

Passenger Airlines	326,596	184,030	—		510,626

Personal Care Products	417,669	1,850,814	—		2,268,483

Pharmaceuticals	4,187,429	5,955,309	—		10,142,738

Professional Services	653,357	2,119,081	—		2,772,438

Real Estate Investment Trusts	—	27,140	—		27,140

Real Estate Management & Development	129,679	682,044	—		811,723

Residential REITs	51,731	—	—		51,731

Retail REITs	513,409	—	—		513,409

Semiconductors & Semiconductor Equipment	6,692,002	1,987,596	—		8,679,598

Software	9,221,214	251,739	—		9,472,953

Specialized REITs	1,668,832	7,089	—		1,675,921

Specialty Retail	2,234,601	829,716	—		3,064,317

Technology Hardware, Storage & Peripherals	4,851,606	186,616	—		5,038,222

Textiles, Apparel & Luxury Goods	552,506	449,769	—		1,002,275

Tobacco	1,761,476	1,229,994	—		2,991,470

Trading Companies & Distributors	1,278,344	2,888,987	—		4,167,331

Wireless Telecommunication Services	865,115	948,559	—		1,813,674

Exchange-Traded Funds	116,109	—	—		116,109

Preferred Stocks	63,040	391,691	—		454,731

Warrants	—	—	—	(a)	—

Money Market Fund	8,931,928	—	—		8,931,928

Total Investments in Securities	$127,660,166	$81,958,118	$—		$209,618,284

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$759,417	$—		$759,417

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Financial Futures Contracts	$637,233	$—	$—	$637,233

Total Assets - Other Financial Instruments	$637,233	$759,417	$—	$1,396,650

Liabilities

Other Financial Instruments!

Financial Futures Contracts	$(1,614,782)	$—	$—	$(1,614,782)

Total Liabilities - Other Financial Instruments	$(1,614,782)	$—	$—	$(1,614,782)

(a)	Includes internally fair valued securities currently priced at zero ($0).

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CAD	Canadian Dollar

EAFE	Europe, Australasia and Far East

ETF	Exchange-Traded Fund

EUR	Euro

FTSE	Financial Times Stock Exchange

GBP	British Pound Sterling

HKD	Hong Kong Dollar

HSCE	Hang Seng China Enterprises

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

SPI	Share Price Index

STOXX	Stock Index of the Eurozone

TOPIX	Tokyo Stock Price Index

TSX	Toronto Stock Exchange

At January 31, 2025, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

		Contracts to	Contract	Contract	Unrealized	Unrealized
Settlement Date	Counterparty	Deliver/Receive	Amount	at Value	Appreciation	(Depreciation)
CONTRACTS SOLD

3/19/2025	Barclays Capital Group	6,304,000 GBP	$8,020,894	$7,815,107	$205,787	$—

3/19/2025	Deutsche Bank AG	7,650,000 CAD	5,415,849	5,274,226	141,623	—

3/19/2025	Deutsche Bank AG	7,066,000 EUR	7,463,870	7,346,604	117,266	—

3/19/2025	Standard Chartered PLC	42,695,000 HKD	5,497,219	5,485,943	11,276	—

January 31, 2025 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)

		Contracts to	Contract	Contract	Unrealized	Unrealized
Settlement Date	Counterparty	Deliver/Receive	Amount	at Value	Appreciation	(Depreciation)
CONTRACTS SOLD
3/19/2025	Hong Kong & Shanghai Bank	1,833,100,000 JPY	$12,166,393	$11,882,928	$283,465	$—
UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$759,417	$—

At January 31, 2025, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:

EXCHANGE-TRADED:

SPI 200 Index	March 2025	18	$2,314,803	$2,379,961	$ 65,158	$ —

SHORT POSITIONS:

EXCHANGE-TRADED:

E-mini Russell 2000 Index	March 2025	49	5,859,545	5,623,730	235,815	—

E-mini S&P 500 Index	March 2025	80	24,511,824	24,269,000	242,824	—

E-Mini S&P Mid 400 Index	March 2025	14	4,643,436	4,550,000	93,436	—

Euro STOXX 50 Index	March 2025	141	7,277,606	7,739,326	—	(461,720)

FTSE 100 Index	March 2025	68	7,004,627	7,302,366	—	(297,739)

HSCE Index	February 2025	120	5,556,616	5,714,396	—	(157,780)

MSCI EAFE Index	March 2025	209	24,423,245	24,771,725	—	(348,480)

S&P TSX 60 Index	March 2025	24	5,026,118	5,094,107	—	(67,989)

TOPIX Index	March 2025	69	12,135,767	12,416,841	—	(281,074)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$637,233	$(1,614,782)

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

January 31, 2025 (unaudited)